Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax provision consists
	December 31, 2019	December 31, 2018
Federal
Current	$309,000	$-
Deferred	-	-
State
Current	-	800
Deferred	-	-
Change in valuation allowance	-	-
Income tax provision expense	$309,000	$800

Schedule of federal income tax rate
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	(254.9)%
Non-deductible Business Combination expenses	76.2%	0%
Income tax provision expense	97.2%	(233.9)%